Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related-party transactions
Related-party transactions

Note 12. Related‑party transactions

The Company made pledges to the Jamf Nation Global Foundation (“JNGF”) of $0.1 million and $0.2 million for the three and nine months ended September 30, 2019, respectively. The Company did not make any pledges to JNGF for the three and nine months ended September 30, 2020. As of September 30, 2020 and December 31, 2019, the Company’s accrued liabilities related to JNGF pledges were $0.4 million and $1.0 million, respectively, which are included in accrued liabilities on the consolidated balance sheet.

The Company has an ongoing lease agreement for office space in Eau Claire, Wisconsin, with an entity in which a related party is a minority owner. See Note 7 for further discussion of this lease agreement.

Vista is a U.S.‑based investment firm that controls the funds which own a majority of the Company. The Company has paid for consulting services and other expenses related to services provided by Vista and Vista affiliates. The total expenses incurred by the Company for these services with Vista were less than $0.1 million and $0.3 million for the three months ended September 30, 2020 and 2019, respectively, and $0.3 million and $0.9 million for the nine months ended September 30, 2020 and 2019, respectively. The Company had less than $0.1 million in accounts payable related to these expenses at September 30, 2020. The Company had no amounts in accounts payable related to these expenses at December 31, 2019.

The Company also has revenue arrangements with Vista affiliates. The Company recognized revenue related to these arrangements of $0.2 million for both the three months ended September 30, 2020 and 2019 and $0.8 million and $0.6 million for the nine months ended September 30, 2020 and 2019, respectively. The Company had $0.1 million in accounts receivable related to these agreements at September 30, 2020. The Company had no amounts in accounts receivable related to these agreements at December 31, 2019.

In addition, the Company pays for services with Vista affiliates in the normal course of business. The total expenses incurred by the Company for services with Vista affiliates were $0.2 million and $0.1 million for the three months ended September 30, 2020 and 2019, respectively, and $0.5 million and $0.4 million for the nine months ended September 30, 2020 and 2019, respectively. The Company had less than $0.1 million in accounts payable related to these expenses at September 30, 2020. The Company had no amounts in accounts payable related to these expenses at December 31, 2019.

Prior to its termination and repayment in full on July 27, 2020, the Company had the Prior Term Loan Facility and, pursuant to the Company’s Prior Credit Agreement, a $15.0 million revolving credit facility with a maturity date of November 13, 2022 (the “Prior Revolving Credit Facility” and together with the Prior Term Loan Facility, the “Prior Credit Facilities”) with a consortium of lenders for a principal amount of $205.0 million and principal committed amount of $15.0 million, respectively. At December 31, 2019, affiliates of Vista held $34.9 million of the Prior Term Loan Facility and there were no amounts drawn on the Prior Revolving Credit Facility. During the three months ended September 30, 2020 and 2019, affiliates of Vista were paid $0.5 million and $0.8 million, respectively, in interest on the portion of the Prior Term Loan Facility held by them. During the nine months ended September 30, 2020 and 2019, affiliates of Vista were paid $2.1 million and $2.8 million, respectively, in interest on the portion of the Prior Term Loan Facility held by them.

Note 14. Related‑party transactions

The Company made pledges to the Jamf Nation Global Foundation (“JNGF”) of $1.1 million and $0.3 million for the years ended December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, the Company accrued $1.0 million and $0.4 million, respectively, which are included in accrued expenses on the consolidated balance sheet.

The Company has an ongoing lease agreement for office space in Eau Claire, Wisconsin, with an entity in which a related party is a minority owner. See Note 7 for further discussion of this lease agreement.

Vista is a U.S.-based investment firm that controls the funds which own a majority of the Company. The Company has paid for consulting services and other expenses related to services provided by Vista and Vista affiliates. The total expenses incurred by the Company for Vista were $1.0 million and $1.4 million for the years ended December 31, 2019 and 2018, respectively. The Company had no amounts in accounts payable related to these expenses at December 31, 2019 and $0.2 million in accounts payable related to these expenses at December 31, 2018.

The Company also has revenue arrangements with Vista affiliates. The Company recognized revenue related to these arrangements of $0.7 million and $0.4 million for the years ended December 31, 2019 and 2018, respectively. The Company had no amounts in accounts receivable related to these agreements at December 31, 2019 and $0.1 million in accounts receivable related to these agreements at December 31, 2018. In addition, the Company pays for services with Vista affiliates in the normal course of business. The total expenses incurred by the Company for Vista affiliates were $0.7 million and $0.6 million for the years ended December 31, 2019 and 2018, respectively. The Company had no amounts in accounts payable related to these expenses at both December 31, 2019 and 2018.

As discussed in Note 8, the Company has a Term Loan and Revolver Credit Facility with a consortium of lenders for a principal amount of $205.0 million and principal committed amount of $15.0 million, respectively. At December 31, 2019, affiliates of Vista held $34.9 million of the 2017 Term Loan and there were no amounts drawn on the Revolver. At December 31, 2018, affiliates of Vista held $36.4 million of the 2017 Term Loan and there were no amounts drawn on the 2017 Revolver. During the years ended December 31, 2019 and 2018, affiliates of Vista were paid $3.4 million and $3.7 million, respectively, in interest on the portion of the 2017 Term Loan held by them.